Cover	Mar. 12, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 13, 2025, in connection with Spirit Aviation Holdings, Inc.’s, a Delaware corporation (“Spirit” or the “Company”), previously announced emergence from chapter 11 on March 12, 2025 (the “Effective Date”), the Company filed a Current Report on Form 8-K (the “Initial Report”) as the initial report of the Company to the Securities and Exchange Commission (the “SEC”) and as notice that the Company is the successor issuer to Spirit Airlines, Inc. (“Former Spirit“) under Rule 15d-5 under the Exchange Act, as amended on March 24, 2025 (the “First Amended Report”) and April 1, 2025 (the “Second Amended Report”). This Current Report on Form 8-K/A (the “Third Amended Report”) should be read in conjunction with the Initial Report, the First Amended Report and the Second Amended Report. Given the passage of time and the Company's emergence from Chapter 11, the Company's previously disclosed historical financial information, issued prior to emergence, is not current. The Company expects to issue its forthcoming Quarterly Report on Form 10-Q in or around mid-May 2025.
Document Period End Date	Mar. 12, 2025
Entity File Number	001-35186
Entity Registrant Name	Spirit Aviation Holdings, Inc.
Entity Central Index Key	0001498710
Entity Tax Identification Number	33-3711797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1731 Radiant Drive
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FLYY
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false